Goodwill and Other Intangible Assets (Details) - Schedule of estimated amortization expense relating to intangible assets $ in Thousands	Mar. 31, 2021 USD ($)
Schedule of estimated amortization expense relating to intangible assets [Abstract]
Remaining 9 months of 2021	$ 22,840
2022	28,662
2023	14,081
2024	10,185
2025 and thereafter	55,851
Total	$ 131,619